Additional financial information	12 Months Ended
Dec. 31, 2021
Additional financial information
Additional financial information	Additional financial information
(a)Statements of income and other comprehensive income
For the year ended December 31, 2021, three clients each accounted for more than 10% of our revenues, while for the years ended December 31, 2020 and 2019, two clients each accounted for more than 10% of our revenues. Our largest client for the year ended December 31, 2021 was a leading social media company, accounting for approximately 17.7% and 15.6% of our revenue during the years ended December 31, 2021 and 2020, respectively. TELUS Corporation, our controlling shareholder, was our second largest client for the year ended December 31, 2021, accounting for approximately 16.1% of our revenue, and was our largest client for years ended December 31, 2020 and 2019 accounting for 19.6% and 26.2% of our revenue, respectively. Our third largest client, Google, accounted for approximately 11.0%, 7.5% and 12.2% of our revenue for the years ended December 31, 2021, 2020 and 2019.
(b)Statements of financial position

As at December 31 (millions)	Note	2021	2020
Other long-term assets
Prepaid lease deposits and other		$26	$24
Other		7	10
		$33	$34
Accounts payable and accrued liabilities
Trade accounts payable		$79	$25
Accrued liabilities		75	62
Payroll and other employee-related liabilities		144	103
Share-based compensation liability		22	13
Other		7	49
		$327	$252
(c)Statements of cash flows—operating activities and investing activities

Years Ended December 31 (millions)	2021	2020	2019
Net change in non-cash operating working capital
Accounts receivable	$(124)	$(30)	$(38)
Due to and from affiliated companies, net	36	(13)	(3)
Prepaid expenses	(13)	8	(4)
Other long-term assets	1	(4)	(11)
Accounts payable and accrued liabilities	72	29	24
Income and other taxes receivable and payable, net	(10)	4	1
Advance billings and customer deposits	(1)	3	(9)
Provisions	(29)	8	12
Other long-term liabilities	(1)	(4)	—
	$(69)	$1	$(28)
Cash payments for capital assets
Capital asset additions
Capital expenditures
Property, plant and equipment, excluding right-of-use assets	$(93)	$(63)	$(58)
Intangible assets	(8)	(11)	(5)
	(101)	(74)	(63)
Change in associated non-cash investing working capital	2	14	10
	$(99)	$(60)	$(53)

(d) Changes in liabilities arising from financing activities

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2021 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$1,568	$71	$(698)	$—	$—	$941
Lease liabilities	$209	$—	$(67)	$(3)	$76	$215
Deferred debt transaction costs	$(11)	$—	$—	$—	$3	$(8)
	$1,766	$71	$(765)	$(3)	$79	$1,148

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2020 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$336	$1,854	$(622)	$—	$—	$1,568
Other	—	—	(138)	—	138	—
Lease liabilities	189	—	(59)	12	67	209
Deferred debt transaction costs	(4)	—	—	—	(7)	(11)
	$521	$1,854	$(819)	$12	$198	$1,766

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2019 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Other	End of year
Long-term debt
Credit facility	$313	$72	$(49)	$—	$336
Lease liabilities	155	—	(47)	81	189
Deferred debt transaction costs	(5)	—	—	1	(4)
	$463	$72	$(96)	$82	$521